Reinsurance	12 Months Ended
Dec. 31, 2012
Reinsurance

(9) Reinsurance

We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company (“UFLIC”), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

As of December 31, 2012, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5 million.

Prior to our IPO, we entered into several significant reinsurance transactions (“Reinsurance Transactions”) with UFLIC. In these transactions, we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut. Although we remain directly liable under these contracts and policies as the ceding insurer, the Reinsurance Transactions have the effect of transferring the financial results of the reinsured blocks to UFLIC. As of December 31, 2012 and 2011, we had a reinsurance recoverable of $14,725 million and $14,780 million, respectively, associated with those Reinsurance Transactions.

To secure the payment of its obligations to us under the reinsurance agreements governing the Reinsurance Transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims-paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation (“GE Capital”), an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC’s risk-based capital (“RBC”) at not less than 150% of its company action level, as defined from time to time by the NAIC.

Under the terms of certain reinsurance agreements that our life insurance subsidiaries have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $9,313 million and $895 million, respectively, as of December 31, 2012 and $8,294 million and $919 million, respectively, as of December 31, 2011 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

The following table sets forth net domestic life insurance in-force as of December 31:

(Amounts in millions)	2012	2011	2010
Direct life insurance in-force	$730,016	$719,094	$693,459
Amounts assumed from other companies	1,148	1,239	1,323
Amounts ceded to other companies (1)	(331,909)	(240,019)	(224,013)

Net life insurance in-force	$399,255	$480,314	$470,769

Percentage of amount assumed to net	—%	—%	—%

(1)	Includes amounts accounted for under the deposit method.

The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

	Written			Earned
(Amounts in millions)	2012	2011	2010	2012	2011	2010
Direct:
Life insurance	$1,284	$1,351	$1,471	$1,304	$1,370	$1,501
Accident and health insurance	2,853	2,893	2,819	2,840	2,912	2,928
Property and casualty insurance	95	121	129	84	111	121
Mortgage insurance	1,720	1,599	1,507	1,645	1,704	1,678

Total direct	5,952	5,964	5,926	5,873	6,097	6,228

Assumed:
Life insurance	9	12	10	7	11	15
Accident and health insurance	419	426	422	440	492	450
Property and casualty insurance	—	—	—	—	—	—
Mortgage insurance	27	23	44	42	44	49

Total assumed	455	461	476	489	547	514

Ceded:
Life insurance	(528)	(254)	(281)	(527)	(254)	(280)
Accident and health insurance	(690)	(549)	(470)	(672)	(564)	(468)
Property and casualty insurance	—	—	—	—	—	—
Mortgage insurance	(132)	(143)	(160)	(122)	(138)	(161)

Total ceded	(1,350)	(946)	(911)	(1,321)	(956)	(909)

Net premiums	$5,057	$5,479	$5,491	$5,041	$5,688	$5,833

Percentage of amount assumed to net				10%	10%	9%

Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $2,951 million, $2,492 million and $2,527 million during 2012, 2011 and 2010, respectively.